Audited Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0008	$ 0.0008
Ordinary shares, shares authorized (in Shares)	[1]	62,500,000	62,500,000
Ordinary shares, shares issued (in Shares)	[1]	8,623,102	3,247,117
Ordinary shares, shares outstanding (in Shares)	[1]	8,623,102	3,247,117
Ordinary Shares
Ordinary shares, shares authorized (in Shares)	[1]	50,000,000	50,000,000
Undesignated Shares
Ordinary shares, shares authorized (in Shares)	[1]	12,500,000	12,500,000

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company (See Note 1).